Balances and Transactions in Foreign Currencies	12 Months Ended
Dec. 31, 2022
Balances and Transactions in Foreign Currencies [Abstract]
Balances and Transactions in Foreign Currencies	Balances and Transactions in Foreign Currencies
Assets, liabilities and transactions denominated in foreign currencies are those realized in a currency different than the functional currency of the Company. For the three years ended on December 31, 2022, 2021 and 2020, the assets, liabilities and transactions denominated in foreign currencies, expressed in Mexican pesos (contractual amounts) are as follows:

	Assets				Liabilities
Balances	Short-Term		Long-Term		Short-Term		Long- Term
As of December 31, 2022
U.S. dollars	Ps.	40,557	Ps.	978	Ps.	11,049	Ps.	111,962
Euros		34		—		400		24,782
Other currencies		46		1,358		6		—
Total	Ps.	40,637	Ps.	2,336	Ps.	11,455	Ps.	136,744
As of December 31, 2021
U.S. dollars	Ps.	74,994	Ps.	983	Ps.	6,310	Ps.	125,447
Euros		74		—		355		27,896
Other currencies		46		1,325		557		—
Total	Ps.	75,114	Ps.	2,308	Ps.	7,222	Ps.	153,343

Transactions	Revenues		Other Operating Revenues		Purchases of Raw Materials		Interest Expense		Consulting Fees		Asset Acquisitions		Other
For the year ended
December 31, 2022
U.S. dollars	Ps.	6,373	Ps.	2,080	Ps.	25,247	Ps.	2,411	Ps.	1,011	Ps.	44	Ps.	4,245
Euros		651		1		253		226		11		3		779
Other currencies		—		—		—		—		16		—		—
Total	Ps.	7,024	Ps.	2,081	Ps.	25,500	Ps.	2,637	Ps.	1,038	Ps.	47	Ps.	5,024
For the year ended
December 31, 2021
U.S. dollars	Ps.	4,261	Ps.	2,107	Ps.	20,009	Ps.	3,466	Ps.	826	Ps.	180	Ps.	2,908
Euros		14		—		81		1,371		16		8		1
Other currencies		7		14		—		—		1		—		64
Total	Ps.	4,282	Ps.	2,121	Ps.	20,090	Ps.	4,837	Ps.	843	Ps.	188	Ps.	2,973
For the year ended
December 31, 2020
U.S. dollars	Ps.	4,213	Ps.	1,478	Ps.	16,398	Ps.	13,660	Ps.	480	Ps.	79	Ps.	2,413
Euros		—		—		35		—		20		—		1
Other currencies		125		52		3		532		3		—		103
Total	Ps.	4,338	Ps.	1,530	Ps.	16,436	Ps.	14,192	Ps.	503	Ps.	79	Ps.	2,517

Mexican peso exchange rates effective at the dates of the consolidated statements of financial position and the issuance date of the Company’s consolidated financial statements were as follows:

	December 31,		April 14,
	2022	2021	2023
U.S. dollar	19.3615	20.5835	18.0638
Euro	20.7810	23.2753	19.9740